Condensed Statement of Cash Flows (Unaudited) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net loss	$ (3,543)	$ 7,164,743
Interest earned on cash held in Trust Account		(33,929)
Unrealized loss on change in fair value of warrants		(8,389,772)
Changes in operating assets and liabilities
Prepaid assets		(619,674)
Taxes payable		100,000
Due from Sponsor		(563)
Due to related party		(173,650)
Accounts payable and accrued expenses		57,789
Net cash used in operating activities		(1,074,365)
Cash flows from investing activities:
Investments and marketable securities held in Trust		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of offering costs	25,000	344,500,349
Proceeds from issuance of Private Placement Warrants		9,400,000
Payment of underwriter discount		(6,900,000)
Net cash provided by financing activities	200,000	347,000,349
Net Change in Cash	200,000	925,984
Cash, beginning of the period	0	200,000
Cash, end of period	$ 200,000	1,125,984
Supplemental Disclosure of Non-cash Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption		345,000,000
Deferred underwriters' discount payable charged to additional paid in capital		$ 12,075,000